REPORTING ENTITY AND GOING CONCERN (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Due from related party		$ 102,118	$ 115,842
Due from related party		(102,118)	(115,842)
Total assets	$ 240,720	154,713	167,587
Total liabilities	376,040	11,118,632	9,186,773
Total stockholders' deficit	(135,320)	(10,963,919)	(9,019,186)	$ (7,611,453)
Total liabilities and stockholders' deficit	240,720	154,713	167,587
Total liabilities and stockholders' deficit	(240,720)	(154,713)	(167,587)
Total assets	$ (240,720)	(154,713)	(167,587)
As Restated Statement [Member]
Due from related party		102,118	115,842
Due from related party		(102,118)	(115,842)
Other current assets		9,431	8,581
Other Assets		43,164	43,164
Total assets		154,713	167,587
Total liabilities		11,118,632	9,186,773
Total stockholders' deficit		(10,963,919)	(9,019,186)
Total liabilities and stockholders' deficit		154,713	167,587
Total liabilities and stockholders' deficit		(154,713)	(167,587)
Total assets		(154,713)	(167,587)
Scenario Previously Reported [Member]
Due from related party		273,248	220,336
Due from related party		(273,248)	(220,336)
Other current assets		9,431	8,581
Other Assets		43,164	43,164
Total assets		325,843	272,081
Total liabilities		11,118,632	9,186,773
Total stockholders' deficit		(10,792,789)	(8,914,692)
Total liabilities and stockholders' deficit		325,843	272,081
Total liabilities and stockholders' deficit		(325,843)	(272,081)
Total assets		(325,843)	(272,081)
Restatement Adjustmen [Member]
Due from related party		(171,130)	(104,494)
Due from related party		171,130	104,494
Other current assets		0	0
Other Assets		0	0
Total assets		171,130	104,494
Total liabilities		0	0
Total stockholders' deficit		(171,130)	(104,494)
Total liabilities and stockholders' deficit		171,130	104,494
Total liabilities and stockholders' deficit		(171,130)	(104,494)
Total assets		$ (171,130)	$ (104,494)